Related Party Transactions (Details) - Schedule of Net Outstanding Balances with Related Parties - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Outstanding Balances with Related Parties [Line Items]
Due to related party	$ 2,283,129	$ 391,151
Lingyi Kong [Member]
Schedule of Net Outstanding Balances with Related Parties [Line Items]
Due to related party	1,877,489	344,528
Wenzhou Ailefu Technology Co. Ltd. [Member]
Schedule of Net Outstanding Balances with Related Parties [Line Items]
Due to related party	$ 405,640	$ 46,623